Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Earnings Per Share
Net income	$ 50,029	$ 38,020	$ 98,505	$ 74,264
Weighted average shares outstanding (in shares)	85,701	85,833	85,857	85,756
Weighted average common and common equivalent shares outstanding (in shares)	87,060	87,590	87,216	87,588
Earning per share, Basic	$ 0.58	$ 0.44	$ 1.15	$ 0.87
Earning per share, Diluted	$ 0.57	$ 0.43	$ 1.13	$ 0.85
Employee Stock Options
Earnings Per Share
Dilutive effect of employee stock options (in shares)	153	478	160	519
Restricted stock and Performance share
Earnings Per Share
Dilutive effect of employee stock options (in shares)	1,206	1,279	1,199	1,313